SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net (loss) income	$ (6,552,000)	$ (12,678,000)	$ (6,560,000)
Denominator:
Weighted average shares outstanding, basic and diluted	3,716,526	3,716,526	3,716,526
Basic and diluted net income per share (in dollars per share)	$ (2.27)	$ (3.84)	$ (2.04)
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Numerator:
Interest Income	$ 1,818,650	$ 5,531,557
Net (loss) income	$ (3,542,687)	$ 3,478,202
Denominator:
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Redeemable Class A Common Stock
Numerator:
Interest Income	$ 1,818,650	$ 5,531,557
Income and Franchise Tax	(540,742)	(1,321,103)
Net Earnings	$ 1,277,908	$ 4,210,454
Denominator:
Weighted average shares outstanding, basic and diluted	30,557,322	30,479,514
Basic and diluted net income per share (in dollars per share)	$ 0.04	$ 0.14
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Non-Redeemable Class A and B Common Stock
Numerator:
Net (loss) income	$ (3,542,687)	$ 3,478,202
Redeemable Net Earnings	(1,277,908)	(4,210,454)
Non-Redeemable Net Loss	$ (4,820,595)	$ (732,252)
Denominator:
Weighted average shares outstanding, basic and diluted	7,639,330	7,601,435
Basic and diluted net income per share (in dollars per share)	$ (0.63)	$ (0.10)